Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000001658 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.90%
C000001658 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000001658 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000001658 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000001658 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000001658 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000001658 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.90%
C000001658 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000001658 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000001658 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000001660 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.90%
C000001660 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000001660 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000001660 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000001660 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000001660 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000001660 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.90%
C000001660 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000001660 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000001660 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000173133 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.90%
C000173133 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000173133 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000173133 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000173133 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000173133 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000173133 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.90%
C000173133 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000173133 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000173133 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000193020 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.90%
C000193020 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000193020 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000193020 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000193020 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000193020 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000193020 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.90%
C000193020 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000193020 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000193020 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000001735 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000001735 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000001735 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000001735 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000001735 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000001735 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000001735 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000001735 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000001735 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000001735 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000001735 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000001735 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000001735 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000001735 [Member] | Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000001735 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.40%
C000001735 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000001737 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000001737 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000001737 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000001737 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000001737 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000001737 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000001737 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000001737 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000001737 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000001737 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000001737 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000001737 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000001737 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000001737 [Member] | Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000001737 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.40%
C000001737 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000051988 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000051988 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000051988 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000051988 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000051988 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000051988 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000051988 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000051988 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000051988 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000051988 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000051988 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000051988 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000051988 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000051988 [Member] | Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000051988 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.40%
C000051988 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000128461 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000128461 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000128461 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000128461 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000128461 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000128461 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000128461 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000128461 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000128461 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000128461 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000128461 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000128461 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000128461 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000128461 [Member] | Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000128461 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.40%
C000128461 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000106437 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000106437 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000106437 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000106437 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000106437 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000106437 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000106437 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000106437 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000106437 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000106437 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000106437 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000106437 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000106437 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000106437 [Member] | Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000106437 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.40%
C000106437 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000001738 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000001738 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000001738 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000001738 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000001738 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000001738 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000001738 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000001738 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000001738 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000001738 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000001738 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000001738 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000001738 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000001738 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000001738 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000001738 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000001738 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000001738 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000001740 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000001740 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000001740 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000001740 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000001740 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000001740 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000001740 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000001740 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000001740 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000001740 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000001740 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000001740 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000001740 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000001740 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000001740 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000001740 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000001740 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000001740 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000001741 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000001741 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000001741 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000001741 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000001741 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000001741 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000001741 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000001741 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000001741 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000001741 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000001741 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000001741 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000001741 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000001741 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000001741 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000001741 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000001741 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000001741 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000153916 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000153916 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000153916 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000153916 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000153916 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000153916 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000153916 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000153916 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000153916 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000153916 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000153916 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000153916 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000153916 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000153916 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000153916 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000153916 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000153916 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000153916 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000153917 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000153917 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000153917 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000153917 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000153917 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000153917 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000153917 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000153917 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000153917 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000153917 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000153917 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000153917 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000153917 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000153917 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000153917 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000153917 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000153917 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000153917 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000153918 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000153918 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000153918 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000153918 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000153918 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000153918 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000153918 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000153918 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000153918 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000153918 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000153918 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000153918 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000153918 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000153918 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000153918 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000153918 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000153918 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000153918 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000176013 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000176013 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000176013 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000176013 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000176013 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000176013 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000176013 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000176013 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000176013 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000176013 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000176013 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000176013 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000176013 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000176013 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000176013 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.30%
C000176013 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000176013 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000176015 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000176015 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000176015 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000176015 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000176015 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000176015 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000176015 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000176015 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000176015 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000176015 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000176015 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000176015 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000176015 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000176015 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000176015 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.30%
C000176015 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000176015 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000176019 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000176019 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000176019 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000176019 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000176019 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000176019 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000176019 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000176019 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000176019 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000176019 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000176019 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000176019 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000176019 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000176019 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000176019 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.30%
C000176019 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000176019 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000213126 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000213126 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000213126 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000213126 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000213126 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000213126 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000213126 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000213126 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000213126 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000213126 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000213126 [Member] | Other assets and liabilities net Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000213126 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000213126 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000213126 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000213126 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000213126 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.90%
C000213126 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000213126 [Member] | Other assets and liabilities net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000213127 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000213127 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000213127 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000213127 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000213127 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000213127 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000213127 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000213127 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000213127 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000213127 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000213127 [Member] | Other assets and liabilities net Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000213127 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000213127 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000213127 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000213127 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000213127 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.90%
C000213127 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000213127 [Member] | Other assets and liabilities net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000213128 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000213128 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000213128 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000213128 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000213128 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000213128 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000213128 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000213128 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000213128 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000213128 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000213128 [Member] | Other assets and liabilities net Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000213128 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000213128 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000213128 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000213128 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000213128 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.90%
C000213128 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000213128 [Member] | Other assets and liabilities net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000213124 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000213124 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000213124 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000213124 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000213124 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000213124 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000213124 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000213124 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000213124 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000213124 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000213124 [Member] | Other assets and liabilities net Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000213124 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000213124 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000213124 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000213124 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000213124 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.90%
C000213124 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000213124 [Member] | Other assets and liabilities net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000213125 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000213125 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000213125 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000213125 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000213125 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000213125 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000213125 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000213125 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000213125 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000213125 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000213125 [Member] | Other assets and liabilities net Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000213125 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000213125 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000213125 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000213125 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000213125 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.90%
C000213125 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000213125 [Member] | Other assets and liabilities net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%